Concentrations of credit risk (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Product Information [Line Items]
Cash	$ 3,289,822	$ 4,462,452
Cash, uninsured amount	2,951,913	4,139,716
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Accounts receivable, after allowance for credit loss	1,008,712	1,064,792
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Accounts receivable, after allowance for credit loss	558,807	$ 681,771
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Accounts receivable, after allowance for credit loss	$ 345,000